Decommissioning Liabilities	9 Months Ended
Sep. 30, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning Liabilities

20. DECOMMISSIONING LIABILITIES
The decommissioning provision represents the present value of the expected future costs associated with the retirement of producing well sites, upstream processing facilities, surface and subsea plant and equipment, manufacturing facilities, retail and the crude-by-rail terminal.
The aggregate carrying amount of the obligation is:

Total
As at December 31, 2020	1,248
Acquisitions (Note 4)	2,719
Liabilities Incurred	12
Liabilities Acquired	5
Liabilities Settled	(97)
Liabilities Disposed	(128)
Change in Estimated Future Cash Flows	8
Unwinding of Discount on Decommissioning Liabilities (Note 6)	143
Foreign Currency Translation	4
As at September 30, 2021	3,914
The undiscounted amount of estimated future cash flows required to settle the obligation has been discounted using a credit-adjusted risk-free rate of 5.0 percent as at September 30, 2021 (December 31, 2020 – 5.0 percent). The Company expects to settle approximately $150 million of decommissioning liabilities in 2021.
The Company deposits cash into restricted accounts that will be used to fund decommissioning liabilities in offshore China in accordance with the provisions of the regulations of the People’s Republic of China.